1. Nature and Continuance of Operations (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Details
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line Two	Suite 810
Entity Address, Address Line One	789 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 1H2
Accumulated deficit	$ (38,897,040)	$ (20,285,319)